Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements
Net income	$ 102,983	$ 65,275	$ 173,316
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	39,305	(41,786)	(75,687)
Comprehensive income attributable to Canadian Solar Inc.	137,352	33,291	91,948
Parent Company
Condensed Financial Statements
Net income	99,572	65,249	171,861
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	37,780	(31,958)	(79,913)
Comprehensive income attributable to Canadian Solar Inc.	$ 137,352	$ 33,291	$ 91,948